Consolidated statement of financial position - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash assets	$ 35,715	$ 52,709
Receivables	324	353
Prepayments	19	0
Total current assets	36,058	53,062
Non-current assets
Receivables	276	307
Plant and equipment	406	522
Right of use asset	71	202
Exploration and evaluation expenditure	187,664	152,226
Total non-current assets	188,417	153,257
Total assets	224,475	206,319
Current liabilities
Payables	4,543	8,340
Lease liabilities	41	134
Provisions	428	368
Borrowings	1,200	0
Total current liabilities	6,212	8,842
Non-current liabilities
Lease liabilities - non-current	42	78
Total Non-current liabilities	42	78
Total liabilities	6,254	8,920
Net assets	218,221	197,399
Equity
Contributed equity	281,671	255,364
Reserves	(3,098)	(5,438)
Accumulated losses	(60,352)	(52,527)
Total equity	$ 218,221	$ 197,399